Superfund Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Value

OTHER ASSETS IN EXCESS OF LIABILITIES - 100.0%	4,743,462
NET ASSETS - 100.0%	$ 4,743,462